Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (13,459)	$ (46,639)	$ (22,649)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization of property and equipment	385	404	399
Amortization of intangible assets	1,329	1,737	2,015
Share-based compensation	894	2,398	411
Increase in fair value of note warrant liability			(824)
Deferred tax expenses / (benefit)	(1,087)	(817)	825
Change of fair value of acquisition consideration payable	(10,681)
Gain on extinguishment of consideration payable	(4,340)
Gain on termination of VIEs	(9,551)
Loss / (gain) on extinguishment of the notes			(6,669)
Loss on impairment of goodwill	27,927	39,411	15,749
Loss on impairment of intangible assets	2,723
Loss on disposals of fixed assets		4	15
Bad debt provision on prepaid expenses and other current assets	832	1,006
Bad debt provision on accounts receivables	2,073	780	1,611
(Increase) / decrease in assets:
Accounts receivable	(1,379)	(5,645)	(4,434)
Prepaid expenses and other current assets	(3,941)	(4,331)	1,737
Amounts due to/from related parties	(2,106)	1,882	417
Increase / (decrease) in liabilities:
Accounts payable	5,114	4,882	1,603
Accrued expenses and other payables	2,420	2,034	(1,462)
Amounts due to/from related parties	(1,558)	1,612	(252)
Deferred revenue	224	579	(293)
Income taxes payable	1,329	2,373	3,026
Net cash provided by/ (used in) operating activities	(2,852)	1,670	(8,775)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(47)	(140)	(150)
Proceeds from disposals of property and equipment	3	3	244
Cash disposed upon the termination of VIEs	(120)
Cash paid for acquisitions, net of cash acquired	(738)	(20,015)	(40,687)
Net cash used in investing activities	(902)	(20,152)	(40,593)
CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in restricted bank deposit	10	259	87
Proceeds from short-term borrowings	1,346	768	688
Repayment of short-term borrowings	(747)	(693)	(1,855)
Proceeds from issuance of convertible promissory notes and warrants			3,672
Proceeds from exercise of options	2	9
Issue of options		1
Repayment of promissory note			(5,000)
Repurchase of warrants		(3,809)
Cash from Ideation upon business combination			76,073
Net cash provided by/ (used in) financing activities	611	(3,465)	73,665
Foreign currency translation adjustment	219	103	5
Net increase / (decrease) in cash and cash equivalents	(2,924)	(21,844)	24,302
Cash and cash equivalents at beginning of year	7,554	29,398	5,096
Cash and cash equivalents at end of year	4,630	7,554	29,398
SUPPLEMENTAL DISCLOSURE INFORMATION
Cash paid for interest	89	45	2,477
Income Taxes Paid	314	465	381
Non-cash investing transactions:
Acquisition consideration payable	15,891	39,195	16,381
Payable in connection with purchase of property and equipment		$ 3